Income Taxes (Details Textual) - USD ($)	2 Months Ended	3 Months Ended	4 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss before income taxes	$ (47)	$ (1,961,854)			$ (278)	$ (2,047,597)
Tax provision (benefit)
EOS ENERGY STORAGE, LLC [Member]
US federal income tax rates						21.00%	21.00%	21.00%
Net loss before income taxes						$ (45,348,000)	$ (60,655,000)	$ (79,483,000)	$ (28,498,000)
Tax provision (benefit)
Valuation allowance					4,215,000			4,215,000
Federal research and development tax credits					3,733,000			3,733,000	2,731,000
Research and development tax credits, state					613,000			613,000	1,657,000
Federal net operating loss carryforwards, gross					137,612,000			137,612,000	117,018,000
NOL carryforwards, state					$ 24,008,000			$ 24,008,000	$ 27,378,000
Net operating loss, description								As of December 31, 2019, Eos has state NOL carryforwards of $24,008. As of December 31, 2018 Eos has NOLs generated in 2018 of $27,378 and NOLs generated in prior years of $7,552, for total state NOLs of $34,930. Regarding the federal NOL for the year ended December 31, 2019, $89,051 begins to expire in varying amounts from 2033 through 2037, while $48,561 has an indefinite carryforward period. The state NOL carryforwards begin to expire in varying amounts from 2036 through 2039. The US (federal and state) operating loss carry forwards and credits may be subject to an annual limitation due to the “change in ownership” provisions of the Internal Revenue Code, and similar state provisions. The Company is still assessing whether these provisions apply.